Consolidated Statements of Cash Flows - Direct Method - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 4,455,460,124	$ 3,716,722,747	$ 3,682,470,527
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(3,194,881,778)	(2,577,032,215)	(2,551,652,407)
Payments to and on behalf of employees	(340,368,155)	(260,336,901)	(258,202,599)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(407,950,607)	(394,507,399)	(363,740,268)
Dividends received	2,752,778	8,013,426	4,079,309
Interest payments	(65,837,409)	(67,010,058)	(44,822,402)
Interest received	10,024,203	14,354,013	24,649,593
Income tax payments	(85,380,681)	(71,269,988)	(87,757,706)
Other cash movements (tax on bank debits Argentina and others)	(16,576,564)	(2,103,389)	(7,571,623)
Cash flows provided by Operating Activities	357,241,911	366,830,236	397,452,424
Cash flows provided by (used in) Investing Activities
Proceeds from sale of Property, plant and equipment	1,222,276	142,208	92,253
Purchase of Property, plant and equipment	(291,541,611)	(192,707,498)	(186,702,179)
Collection on forward, term, option and financial exchange agreements		156,738	146,070
Purchases of other current financial assets.		32,000,000	101,191,506
Other cash inflows (outflows)	466,704	2,119,674	103,879
Net cash flows used in Investing Activities	(289,852,631)	(158,288,878)	(85,168,471)
Cash Flows generated from (used in) Financing Activities
Proceeds from changes in ownership interests in subsidiaries	2,344,883	4,119,966
Proceeds (payments) from short term loans	123,752,721	31,850,233	23,625,853
Loan payments	(62,776,958)	(26,378,491)	(13,934,477)
Lease liability payments	(10,347,356)	(6,299,217)	(5,385,167)
Dividend payments by the reporting entity	(158,408,120)	(165,877,422)	(274,316,050)
Proceeds from the issuance of bonds		167,739,096
Payment of bond principal	(16,910,371)	(330,996,600)	(16,953,541)
Proceeds (payments) from bond-related derivative instruments	2,587,025	138,715,637
Net cash flows used in Financing Activities	(119,758,176)	(187,126,798)	(286,963,382)
Net increase (decrease) in cash and cash equivalents before exchange differences	(52,368,896)	21,414,560	25,320,571
Effects of exchange differences on cash and cash equivalents	13,281,140	4,547,790	(21,352,255)
Effects of inflation in cash and cash equivalents in Argentina	(15,696,923)	(13,960,654)	(16,598,349)
Net increase (decrease) in cash and cash equivalents	(54,784,679)	12,001,696	(12,630,033)
Cash and cash equivalents - beginning of period	303,683,683	291,681,987
Cash and cash equivalents - end of period	$ 248,899,004	$ 303,683,683	$ 291,681,987